SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	6 Months Ended
Jun. 30, 2026 Number_of_Segments
Segment Reporting [Abstract]
Number of reportable segments	3